Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments:
Fixed maturity securities available for sale, at fair value (amortized cost - $2,315,654 in 2013 and $2,460,930 in 2012)	$ 2,592,484	$ 2,945,407
Equity securities available for sale, at fair value (cost - $94,467 in 2013 and $76,808 in 2012)	100,266	91,093
Commercial mortgage loans on real estate, at amortized cost	562,368	628,506
Policy loans	12,461	12,802
Short-term investments	64,457	41,480
Collateral held/pledged under securities agreements	42,232	42,540
Other investments	116,785	109,547
Total investments	3,491,053	3,871,375
Cash and cash equivalents	17,641	5,092
Premiums and accounts receivable, net	71,304	68,699
Reinsurance recoverables	1,837,380	1,803,405
Accrued investment income	37,492	39,659
Deferred acquisition costs	24,521	20,600
Tax receivable	9,090	0
Goodwill	17,285	17,285
Value of business acquired	11,555	13,105
Other intangible assets, net	16,548	18,335
Other assets	6,323	8,577
Assets held in separate accounts	1,715,625	1,510,458
Total assets	7,255,817	7,376,590
Liabilities
Future policy benefits and expenses	2,743,876	2,804,648
Unearned premiums	30,535	30,021
Claims and benefits payable	1,679,730	1,695,090
Commissions payable	16,330	15,970
Deferred gain on disposal of businesses	62,313	73,529
Obligation under securities agreements	42,229	42,534
Accounts payable and other liabilities	138,975	138,512
Deferred income taxes, net	22,242	69,917
Tax payable	0	13,224
Liabilities related to separate accounts	1,715,625	1,510,458
Total liabilities	6,451,855	6,393,903
Commitments and contingencies (Note 16)
Stockholder's equity
Common stock, average par value $0.32 per share, 23,083,000 shares authorized, 2,613,241 issued and outstanding at December 31, 2013 and 2012	5,230	5,230
Additional paid-in capital	515,400	515,400
Retained earnings	103,231	141,467
Accumulated other comprehensive income	180,101	320,590
Total stockholder's equity	803,962	982,687
Total liabilities and stockholder's equity	$ 7,255,817	$ 7,376,590